SCHEDULES OF COMPANY’S PURCHASES AND ITS OUTSTANDING PAYABLE BALANCES (Details) - Accounts Payable [Member] - Vendor A [Member] - Customer Concentration Risk [Member] - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Concentration Risk [Line Items]
Percentage of purchases	27.00%	13.60%	17.00%	15.20%	19.40%
Accounts payable					$ 2,325